Expense Example, No Redemption - Federated Hermes Global Allocation Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	678	948	1,239	2,063	216	667	1,144	2,258	212	655	1,124	2,421	176	545	939	2,041	107	334	579	1,283	101	315	547	1,213